John Hancock Disciplined Value Fund (the fund)
Supplement dated 9- 21-12 to the current Class R1, Class R2, Class R3, Class R4, and Class R5 shares Prospectus
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.72	0.72		0.72	0.72		0.72
Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00
Other expenses	0.94	0.46	[2]	9.94	1.38		0.18
Service plan fee	0.20	0.25		0.15	0.08		0.03
Additional expenses	0.74	0.21		9.79	1.30		0.15
Total annual fund operating expenses	2.16	1.43		11.16	2.25		0.90
Contractual expense reimbursement[3]	-0.59	-0.11		-9.69	-1.18		-0.03
Total annual fund operating expenses after expense reimbursements	1.57	1.32		1.47	1.07		0.87
1	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

3	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32%, 1.47%, 1.07%, and 0.87% for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	160	134	150	109	89
3 Years	619	442	2,320	611	284
5 Years	1,105	771	4,232	1,136	496
10 Years	2,447	1,704	8,070	2,588	1,105